Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000245604
Account Value [Line Items]
Line Graph and Table Measure Name		BFS Equity Fund - Institutional Class
Accumulated Value	$ 10,000		$ 11,315	$ 13,053	$ 13,945	$ 14,827	$ 19,970	$ 19,030	$ 18,851	$ 23,728	$ 25,898	$ 30,365
C000089323
Account Value [Line Items]
Line Graph and Table Measure Name		LS Opportunity Fund - I
Accumulated Value	10,000		10,998	11,873	12,281	12,357	15,220	15,102	14,975	17,641	18,257	19,131
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,747	13,436	13,945	15,735	22,079	22,013	22,656	29,042	32,969	42,788
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,747	13,436	13,945	15,735	22,079	22,013	22,656	29,042	32,969	42,788
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value	$ 10,000		$ 12,116	$ 14,407	$ 14,990	$ 15,714	$ 21,810	$ 21,233	$ 21,649	$ 25,974	$ 28,873	$ 35,431